GEOGRAPHIC INFORMATION AND CONCENTRATIONS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
GEOGRAPHIC INFORMATION AND CONCENTRATIONS.
Schedule of geographical revenue information based on the location of the customer

	Nine months ended September 30,
	2021	2020
Net sales by region:
Domestic	$154,454	$169,856
International	38,194	37,017
Total	$192,648	$206,873

	Year ended December 31,
	2020	2019	2018
Net sales by country
Domestic	$213,982	$191,502	$136,140
International	46,603	51,788	19,284
Total	$260,586	$243,290	$155,424